Expected credit loss measurement - Economic scenarios and weights applied (Detail)	3 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%		0.00%
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%		55.00%
Severe Russia-Ukraine conflict scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights				25.00%
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%
Stagflationary Geopolitical Crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights		15.00%	20.00%